Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) (Parenthetical) - $ / shares shares in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Loss per share, basic	$ (1.88)	$ (0.44)	$ (2.68)	$ (0.65)
Loss per share, diluted	$ (1.88)	$ (0.44)	$ (2.68)	$ (0.65)
Weighted average shares outstanding, basic	20,897	17,039	18,804	15,719
Weighted average shares outstanding, diluted	20,897	17,039	18,804	15,719